Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets

The carrying amounts of each class of intangible assets were as follows:

	December 31,	December 31,
	2019	2020
Licenses	$-	$-
Computer software	2,845	160
	$2,845	$160

For the year ended December 31, 2019

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2019	$23,073,400	$43,070	$23,116,470
Addition (Disposal)	-	-	-
Balance at December 31, 2019	$23,073,400	$43,070	$23,116,470
Accumulated amortization and impairment
Balance at January 1, 2019	$-	$35,878	$35,878
Amortization expenses	-	4,347	4,347
Impairment losses recognized	23,073,400	-	23,073,400
Balance at December 31, 2019	$23,073,400	$40,225	$23,113,625
Carrying amounts At December 31, 2019, net	$-	$2,845	$2,845

For the year ended December 31, 2020

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2020	$23,073,400	$43,070	$23,116,470
Addition (Disposal)	-	-	-
Balance at December 31, 2020	$23,073,400	$43,070	$23,116,470
Accumulated amortization and impairment
Balance at January 1, 2020	$23,073,400	$40,225	$23,113,625
Amortization expenses	-	2,685	2,685
Balance at December 31, 2020	$23,073,400	$42,910	$23,116,310
Carrying amount At December 31, 2020, net	$-	$160	$160